Bonds Payable - Summary of Bonds Payable (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Repayable at maturity in January 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	1.50%	1.50%	1.50%	1.50%
Repayable at maturity in January 2024 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	1.45%	1.45%	1.45%	1.45%
Repayable at maturity in April 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	0.90%	0.90%	0.90%	0.90%
Repayable at maturity in April 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	1.03%	1.03%	1.03%	1.03%
Repayable at maturity in October 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	2.50%	2.50%	2.50%	2.50%
Notional Amount		$ 100,000		$ 100,000
Repayable at maturity in April 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	0.90%	0.90%	0.90%	0.90%
Repayable at maturity in August 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	0.72%	0.72%	0.72%	0.72%
Repayable at maturity in August 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	0.85%	0.85%	0.85%	0.85%
Repayable at maturity in August 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	0.95%	0.95%	0.95%	0.95%
Repayable at Maturity in March 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Notional Amount | ¥	¥ 2,005,324		¥ 779,801
Repayable at Maturity in March 2027 [Member] | Interest Rate Period One [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	0.10%	0.10%	0.10%	0.10%
Repayable at Maturity in March 2027 [Member] | Interest Rate Period Two [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	0.20%	0.20%	0.20%	0.20%
Repayable at Maturity in March 2027 [Member] | Interest Rate Period Three [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	0.60%	0.60%	0.60%	0.60%
Repayable at Maturity in March 2027 [Member] | Interest Rate Period Four [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	1.30%	1.30%	1.30%	1.30%
Repayable at Maturity in March 2027 [Member] | Interest Rate Period Five [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	1.80%	1.80%	1.80%	1.80%
Repayable at Maturity in March 2027 [Member] | Interest Rate Period Six [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	2.00%	2.00%	2.00%	2.00%
Redeemed In January 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	1.25%	1.25%	1.25%	1.25%
Redeemed in September 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	2.15%	2.15%	2.15%	2.15%
Notional Amount		$ 200,000		$ 200,000